SHARE CAPITAL (Details Narrative)						12 Months Ended
	Dec. 04, 2023 USD ($) $ / shares shares	Dec. 02, 2022 USD ($) $ / shares shares	Dec. 02, 2022 CAD ($)	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 02, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 12, 2021 $ / shares	Jun. 12, 2021 $ / shares	Feb. 11, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,786,000
Price per share | (per share)							$ 7.38	$ 8.20	$ 9.38		$ 10.10
exercise price | $ / shares	$ 1.12
Additional purchase	$ 240,000
Warrant expected life	5 years					5 years
Shares issued to settle accounts payable, value							$ 40,029	$ 13,814
Shares issued to settle accounts payable, shares | shares							5,422	1,678
Gross proceeds, shares	$ 1,607,400
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.90
Warrants [member]
IfrsStatementLineItems [Line Items]
Additional purchase	$ 186,000
Common Stock [Member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,126,635		1,764,720
Price per share | (per share)		$ 2.78		$ 6.70						$ 3.81				$ 8.50
Commision paid		$ 3,184,332	$ 4,292,479	$ 11,815,595	$ 15,000,120	$ 983,194
exercise price | (per share)		$ 3.61		$ 9.00						$ 4.95		$ 18.10	$ 23.00	11.50
Cash commission		$ 42,090	$ 57,897	$ 708,667	$ 900,007
Commission percentage				6.00%
Additional purchase		$ 205,802		$ 434,367
Expected dividend as percentage, warrants	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate, warrants	3.54%	3.48%	3.48%	0.19%	0.19%
Expected volatility, warrants	75.66%	69.93%	69.93%	75.26%	75.26%
Warrant expected life	5 years	3 years	3 years	2 years	2 years
Fair value of warrants	$ 954,537	$ 656,734		$ 3,766,007
Warrants to purchase common stock, description		Each unit consists of one common share and one half common share purchase warrant.	Each unit consists of one common share and one half common share purchase warrant.
Gross proceeds, shares						227,673
Finance costs	145,089					291,226
Common Stock [Member] | Private placement offering [member] | At The Market [Member]
IfrsStatementLineItems [Line Items]
Commision paid	$ 112,518					29,486
Gross proceeds						$ 30,000,000
Commision paid percentage	7.00%					3.00%
Common Stock [Member] | Private placement offering [member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		10,000
Commision paid		$ 27,800	$ 38,100
Common Stock [Member] | Private placement offering [member] | Broker Warrant [member]
IfrsStatementLineItems [Line Items]
exercise price | (per share)				$ 6.70										$ 8.50
Cash commission				$ 105,883
Fair value of warrants				$ 288,197
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,600,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,786,000
Number of shares purchased | shares	1,600,000